OPERATING SEGMENTS, Distribution of Total Revenue, Operating Revenue and Non-current Assets of Group Based on Location (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	S/ 22,993,000	S/ 19,452,000	S/ 18,415,000
Operating income	[2]	12,180,000	9,356,000	8,927,000
Total non-current assets	[3]	4,724,000	4,605,000	4,717,000
Total liabilities		207,173,900	217,809,301	211,961,000
Peru [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	16,127,000	17,330,000	16,485,000
Operating income	[2]	11,518,000	8,682,000	8,411,000
Total non-current assets	[3]	4,325,000	3,773,000	3,825,000
Total liabilities		181,210,000	188,505,000	187,291,000
Bermuda [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	5,151,000	18,000	(14,000)
Operating income	[2]	(28,000)	(17,000)	(22,000)
Total non-current assets	[3]	134,000	134,000	134,000
Total liabilities		2,123,000	2,174,000	1,930,000
Panama [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1],[4]	295,000	309,000	261,000
Operating income	[2],[4]	105,000	103,000	(73,000)
Total non-current assets	[3],[4]	3,000	30,000	32,000
Total liabilities	[4]	8,384,000	10,389,000	7,321,000
Cayman Islands [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	72,000	17,000	97,000
Operating income	[2]	72,000	0	112,000
Total non-current assets	[3]	0	0	0
Total liabilities		139,000	88,000	83,000
Bolivia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	960,000	978,000	853,000
Operating income	[2]	377,000	373,000	357,000
Total non-current assets	[3]	113,000	121,000	101,000
Total liabilities		11,885,000	13,012,000	11,870,000
Colombia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	193,000	601,000	566,000
Operating income	[2]	132,000	213,000	144,000
Total non-current assets	[3]	22,000	415,000	451,000
Total liabilities		2,283,000	2,610,000	2,607,000
United States of America [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	8,000	33,000	33,000
Operating income	[2]	0	1,000	0
Total non-current assets	[3]	5,000	1,000	3,000
Total liabilities		15,000	5,000	6,000
Chile [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	187,000	166,000	134,000
Operating income	[2]	4,000	1,000	(2,000)
Total non-current assets	[3]	119,000	131,000	171,000
Total liabilities		1,132,000	1,026,000	853,000
Others [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	0	0	0
Operating income	[2]	0	0	0
Total non-current assets	[3]	3,000	0	0
Total liabilities		S/ 3,000	S/ 0	S/ 0

[1]	Including total interest and similar income, other income and net premiums earned from insurance activities.
[2]	Operating income includes the income from interest and similar expenses from banking activities and insurance underwriting result.
[3]	Non-current assets consist of property, furniture and equipment (fixed assets), intangible assets and goodwill and right-for-use assets, net.
[4]	In August 2021, the merger by absorption between ASB Bank Corp. and Atlantic Security Bank (absorbed entity) was carried out. See more detail in Note 2(a).